DRINKER BIDDLE & REATH LLP
                                 One Logan Square
                                   Suite #2000
                          Philadelphia, PA  19103-6996
                                  (215) 988-2700
                                Fax (215) 988-2757

February 6, 2012


VIA EDGAR TRANSMISSION
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

	RE:	First Pacific Mutual Fund, Inc.
		File Nos. (33-23452/811-05631)

Ladies and Gentlemen:

		On behalf of First Pacific Mutual Fund, Inc. (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that (i) the Prospectuses and Statements of Additional Information listed below that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectuses and Statements of Additional Information contained in the Registrant's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, ("PEA #36"), which was filed on January 27, 2012; and (ii) the text of PEA #36 has been filed electronically.

		The Prospectuses and Statements of Additional Information referenced above, which would otherwise have been filed pursuant to Rule 497(c), are: (1) Prospectuses dated February 1, 2012 for the First Pacific Low Volatility Fund and the Hawaii Municipal Fund Investor
Class; and (2) Statements of Additional Information dated February 1, 2012 for the First Pacific Low Volatility Fund and the Hawaii Municipal Fund Investor Class.

		Questions and comments concerning this letter may be directed to the undersigned at (215) 988-2699.



                                          Sincerely yours,

                                          /s/ Nancy P. O'Hara
                                          Nancy P. O'Hara, Esquire